UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 118.1%
BANK 0.2%
SJB Escrow Corp., Class A, 144A (b),(e),(f),(g)	128,300	$2,566,000
CONSUMER DISCRETIONARY—CABLE & SATELLITE 4.6%
Eutelsat Communications (France)	333,500	12,730,031
SES SA (Luxembourg)(a)	2,461,700	59,181,531
		71,911,562
ENERGY 20.1%
INTEGRATED OIL & GAS 1.4%
Origin Energy Ltd. (Australia)	1,459,495	22,359,189
OIL & GAS STORAGE & TRANSPORTATION 18.7%
Chesapeake Midstream Partners LP (e)	173,400	4,385,286
DCP Midstream Partners LP (c),(d)	591,948	19,830,258
Enbridge (Canada)(a)	263,932	13,823,788
Enbridge Energy Partners LP (c),(d)	132,318	7,399,222
Energy Transfer Partners LP (c),(d)	587,777	28,377,873
Enterprise Products Partners LP (c),(d)	834,100	33,088,747
Kinder Morgan Energy Partners LP (c),(d)	335,692	22,994,902
Magellan Midstream Partners LP (c),(d)	166,397	8,561,126
MarkWest Energy Partners LP (c),(d)	1,204,523	43,266,466
Spectra Energy Corp. (c),(d)	398,934	8,995,962
Targa Resources Partners LP	230,818	6,412,124
TransCanada Corp. (Canada)	1,264,800	46,921,388
Williams Cos. (The) (c),(d)	909,091	17,372,729
Williams Partners LP (c),(d)	632,894	26,834,706
		288,264,577
TOTAL ENERGY		310,623,766

	Number of Shares	Value
INDUSTRIALS 19.8%
AIRPORT SERVICES 2.9%
Auckland International Airport Ltd. (New Zealand)	5,293,013	$7,961,141
Australian Infrastructure Fund (Australia)	2,650,000	4,892,191
Map Group (Australia)	11,214,268	31,650,309
		44,503,641
CONSTRUCTION & ENGINEERING 6.8%
Ferrovial SA (Spain)	5,386,600	50,367,586
Vinci SA (France)	1,075,407	53,906,619
		104,274,205
HIGHWAYS & RAILTRACKS 6.0%
Atlantia S.p.A. (Italy)(a)	2,092,760	43,364,927
Cia de Concessoes Rodoviarias (Brazil)	564,127	14,553,276
Jiangsu Expressway Co., Ltd., Class H (Hong Kong)	8,302,968	8,700,146
Shenzhen Expressway Co., Ltd., Class H (Hong Kong)	230,000	120,353
Sichuan Expressway Co., Ltd. (Hong Kong)	6,448,000	4,321,465
Transurban Group (Australia)	4,405,576	21,163,294
		92,223,461
INDUSTRIAL CONGLOMERATES 0.4%
Beijing Enterprises Holdings Ltd. (Hong Kong)	918,500	6,546,466
MARINE PORTS & SERVICES 0.2%
Dalian Port (PDA) Co., Ltd. (Hong Kong)	8,007,800	3,302,675
RAILROADS 3.5%
East Japan Railway Co. (Japan)	907,300	54,777,097
TOTAL INDUSTRIALS		305,627,545
REAL ESTATE—DIVERSIFIED 0.0%
Cousins Properties	9	64
TELECOMMUNICATION SERVICES 12.2%
ALTERNATIVE CARRIERS 1.6%
Inmarsat PLC (United Kingdom)	2,304,300	24,017,529

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 2.9%
AT&T (c),(d)	842,100	$24,084,060
Frontier Communications Corp. (c),(d)	145,536	1,189,029
Verizon Communications (c),(d)	606,300	19,759,317
		45,032,406
WIRELESS TELECOMMUNICATION SERVICES 7.7%
American Tower Corp. (c),(d),(e)	1,506,000	77,197,560
Crown Castle International Corp. (c),(d),(e)	625,300	27,606,995
SBA Communications Corp. (c),(d),(e)	357,000	14,387,100
		119,191,655
TOTAL TELECOMMUNICATION SERVICES		188,241,590

	Number of Shares	Value
UTILITIES 61.2%
ELECTRIC UTILITIES 32.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,211,500	$4,809,244
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	404,536	12,420,594
CLP Holdings Ltd. (Hong Kong)	3,965,500	31,636,705
Duke Energy Corp. (a),(c),(d)	1,550,268	27,455,246
E.ON AG (Germany)	869,900	25,650,832
EDP - Energias de Portugal SA (Portugal)	3,245,000	11,121,301
Electricite de France (France)	195,000	8,410,982
Enel S.p.A. (Italy)	7,458,960	39,758,560
Entergy Corp. (c),(d)	406,150	31,082,659
Hongkong Electric Holdings Ltd. (Hong Kong)	3,455,900	20,978,997
ITC Holdings Corp. (c),(d)	104,090	6,479,603
Kansai Electric Power Co. (The) (Japan)	965,400	23,441,133
Korea Electric Power Corp. (Korea)(a),(e)	323,300	8,335,909
NextEra Energy (c)	829,300	45,105,627
Progress Energy (c),(d)	346,000	15,369,320
Scottish and Southern Energy PLC (United Kingdom)	2,748,358	48,268,464
Southern Co. (c),(d)	1,490,609	55,510,279
Spark Infrastructure Group, 144A (Australia)(b)	5,909,320	6,311,375
Terna Rete Elettrica Nazionale S.p.A. (Italy)	11,392,800	48,418,635
Tokyo Electric Power Co. (The) (Japan)	983,100	23,976,900
		494,542,365
GAS UTILITIES 4.2%
Enn Energy Holdings Ltd. (Hong Kong)	2,506,000	7,121,842
Questar Corp. (c),(d)	673,385	11,804,439
Snam Rete Gas S.p.A. (Italy)	9,175,900	46,471,115
		65,397,396
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
AES Tiete S.A. (Brazil)	1,090,352	14,557,359

	Number of Shares	Value
MULTI UTILITIES 21.2%
AGL Energy Ltd. (Australia)	983,600	$15,372,791
Alliant Energy Corp. (c),(d)	184,800	6,717,480
CenterPoint Energy (c),(d)	1,198,146	18,834,855
CMS Energy Corp.	658,652	11,868,909
GDF Suez (France)	342,944	12,277,036
National Grid PLC (United Kingdom)	5,195,969	44,076,661
NiSource	481,768	8,382,763
PG&E Corp. (c),(d)	949,607	43,131,150
Public Service Enterprise Group (c),(d)	946,900	31,323,452
RWE AG (Germany)	397,000	26,816,974
Sempra Energy (c),(d)	450,500	24,236,900
Suez Environnement SA (France)	760,600	14,049,835
United Utilities Group PLC (United Kingdom)	2,439,823	21,961,466
Wisconsin Energy Corp. (c),(d)	587,493	33,957,095
Xcel Energy (c),(d)	638,500	14,666,345
		327,673,712
WATER UTILITIES 2.8%
American Water Works Co. (c),(d)	233,481	5,433,103
China Water Affairs Group Ltd. (Hong Kong)	10,632,000	3,850,560
Pennon Group PLC (United Kingdom)	1,110,477	10,143,963
Severn Trent PLC (United Kingdom)	1,141,250	23,503,463
		42,931,089
TOTAL UTILITIES		945,101,921
TOTAL COMMON STOCK (Identified cost—$1,721,537,968)		1,824,072,448

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 14.6%
BANK 2.0%
Bank of America Corp., 4.00%, Series E (FRN)(c),(d)	106,970	$1,993,921
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(c)	500,000	12,400,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(c)	249,797	6,062,573
National City Capital Trust II, 6.625%, due 11/15/36, (TruPS)	223,892	5,577,150
Wachovia Corp., 7.25%, Series A	200,000	5,168,000
		31,201,644
BANK—FOREIGN 2.4%
Deutsche Bank Contingent Capital Trust III, 7.60%(c),(d)	444,500	11,814,810
HSBC Holdings PLC, 8.00%, due 12/15/12, Series 2	300,000	8,094,000
National Westminster Bank PLC, 7.76%, Series C (c)	494,292	11,808,636
Santander Finance Preferred, 10.50%, Series 10(c),(d)	192,717	5,450,037
		37,167,483
ELECTRIC—INTEGRATED 0.3%
NextEra Energy, 8.375%, due 6/1/12, ($50 par value) (c)	100,000	5,310,000
FINANCE—MORTGAGE LOAN/BROKER 1.0%
Countrywide Capital IV, 6.75%, due 4/1/33(c),(d)	450,000	10,840,500
Countrywide Capital V, 7.00%, due 11/1/36(c)	160,000	3,940,800
		14,781,300
INSURANCE 3.7%
LIFE/HEALTH INSURANCE—FOREIGN 0.9%
Aegon NV, 6.50%(c),(d)	380,016	8,861,973
Aegon NV, 6.875%	180,000	4,311,000
		13,172,973
MULTI-LINE—FOREIGN 1.9%
Allianz SE, 8.375%(c),(d)	400,795	10,921,664
ING Groep N.V., 7.05%(c),(d)	160,000	3,827,200
ING Groep N.V., 7.375%(c),(d)	590,314	14,332,824
		29,081,688

	Number of Shares	Value
REINSURANCE—FOREIGN 0.9%
Arch Capital Group Ltd., 8.00%(c),(d)	193,000	$4,931,150
Aspen Insurance Holdings Ltd., 7.401%, Series A(c),(d)	250,000	6,065,000
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,560,000
		14,556,150
TOTAL INSURANCE		56,810,811
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(c),(d)	260,159	6,540,397
REAL ESTATE 4.8%
DIVERSIFIED 0.4%
Forest City Enterprises, 7.375%, due 2/1/34, Class A(c),(d)	259,975	6,304,394
HEALTH CARE 0.9%
Health Care REIT, 7.625%, Series F(c),(d)	210,000	5,310,900
LTC Properties, 8.00%, Series F(c),(d)	171,039	4,352,942
Omega Healthcare Investors, 8.375%, Series D(c)	180,331	4,634,507
		14,298,349
OFFICE 1.8%
Alexandria Real Estate Equities, 8.375%, Series C(c),(d)	253,283	6,539,767
Brandywine Realty Trust, 7.50%, Series C(c)	160,010	3,974,648
SL Green Realty Corp., 7.625%, Series C(c),(d)	437,218	10,952,311
SL Green Realty Corp., 7.875%, Series D(c)	211,983	5,375,889
		26,842,615
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 6.875%, Series I(c)	245,000	6,105,400
RESIDENTIAL— APARTMENT 0.2%
Apartment Investment & Management Co., 8.00%, Series T(c)	138,400	3,529,200
SHOPPING CENTER 1.1%
COMMUNITY CENTER 0.7%
Developers Diversified Realty Corp., 7.50%, Series I(c),(d)	433,439	10,510,896
REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(c)	236,641	5,797,704

	Number of Shares	Value
TOTAL SHOPPING CENTER		$16,308,600
TOTAL REAL ESTATE		73,388,558
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$207,461,141)		225,200,193
PREFERRED SECURITIES—CAPITAL SECURITIES 16.4%
BANK 3.6%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(c),(f)	3,000,000	3,126,921
Bank of America Corp., 8.125%, due 12/29/49(c),(d)	10,000,000	10,327,900
CoBank ACB, 11.00%, Series C, 144A(b),(c),(d)	160,000	8,790,000
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1	7,000	7,295,313
Fifth Third Capital Trust IV, 6.500%, due 4/15/37, (FRN)	2,400,000	2,307,000
JPMorgan Chase & Co., 7.90%, due 12/31/49(c),(d)	10,070,000	10,827,979
Sovereign Capital Trust VI, 7.908%, due 6/13/36(c)	2,415,000	2,263,072
Wells Fargo & Co., 7.98%, due 3/29/49(c),(d)	10,250,000	10,839,375
		55,777,560
BANK—FOREIGN 2.8%
Abbey National Capital Trust I, 8.963%, due 12/29/49(c)	5,404,000	5,896,245
Barclays Bank PLC, 6.860%, due 09/29/49, 144A (FRN)(f)	3,396,000	3,243,180
Barclays Bank PLC, due 12/31/49(c)	10,690,000	9,487,375
Claudius Ltd., 7.875%, due 12/29/49	4,100,000	4,246,985
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(c)	7,250,000	9,515,625
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(f)	9,290,000	8,639,700
SMFG Preferred Capital USD 3 Ltd., 9.500%, due 7/29/49, 144A (FRN)(f)	2,500,000	2,843,482
		43,872,592
FINANCE — CREDIT CARD 0.9%
American Express Co., 6.80%, due 9/1/66	4,900,000	4,936,750
Capital One Capital III, 7.686%, due 8/15/36(c)	8,000,000	8,200,000
		13,136,750

	Number of Shares	Value
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(b),(c),(f)	60,000	$5,300,628
INSURANCE 3.5%
LIFE/HEALTH INSURANCE 0.5%
Lincoln National Corp., 7.00%, due 5/17/66(c)	7,500,000	7,125,000
MULTI-LINE 1.0%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(c)	7,900,000	8,334,500
MetLife Capital Trust X, due 4/8/38, 144A(b),(c),(d)	6,500,000	7,702,500
		16,037,000
MULTI-LINE—FOREIGN 0.2%
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)(a)	3,500,000	3,491,250
PROPERTY CASUALTY 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(c)	6,000,000	5,730,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(c),(d)	8,000,000	9,520,000
		15,250,000
PROPERTY CASUALTY—FOREIGN 0.4%
ACE Capital Trust II, 9.70%, due 4/1/30(c)	4,470,000	5,552,366
REINSURANCE—FOREIGN 0.4%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(c),(d),(f)	8,000,000	6,560,000
TOTAL INSURANCE		54,015,616
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(f)	9,644	10,530,042
PIPELINES 2.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(c),(d)	14,500,000	14,799,889
Enterprise Products Operating LP, 8.375%, due 8/1/66(c),(d)	14,930,000	15,601,059
		30,400,948
UTILITIES 2.6%
ELECTRIC—INTEGRATED 0.3%
WPS Resources Corp., 6.11%, due 12/1/66(c)	5,780,000	5,324,230

	Number of Shares	Value
GAS UTILITIES 0.4%
Southern Union Co., 7.20%, due 11/1/66(c)	5,950,000	$5,399,625
MULTI UTILITIES 1.9%
Calenergy Capital Trust III, 6.50%, due 9/1/27	200,533	9,836,143
Dominion Resources, 7.50%, due 6/30/66, Series A(c)	9,809,000	10,016,735
PPL Capital Funding, 6.70%, due 3/30/67, Series A(c)	10,282,000	9,780,444
		29,633,322
TOTAL UTILITIES		40,357,177
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$233,061,660)		253,391,313

	Principal Amount
CORPORATE BONDS 2.9%
INSURANCE—PROPERTY CASUALTY 0.2%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c),(f)	$4,000,000	3,658,800
INTEGRATED TELECOMMUNICATIONS SERVICES 1.6%
Citizens Communications Co., 9.00%, due 8/15/31(c),(d)	14,950,000	16,015,188
Embarq Corp., 7.995%, due 6/1/36(c)	8,700,000	9,276,140
		25,291,328
MEDIA 0.4%
Cablevision Systems Corp., 8.625%, due 9/15/17	5,500,000	6,077,500
REAL ESTATE—SPECIALTY 0.7%
Developers Diversified Realty Corp., 7.875%, due 9/1/20	2,980,000	3,093,055
Entertainment Properties Trust, 7.75%, due 7/15/20, 144A(b)	7,200,000	7,317,000
		10,410,055
TOTAL CORPORATE BONDS (Identified cost—$43,420,465)		45,437,683

		Number of Shares	Value
SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(h)		17,114,653	$17,114,653
State Street Institutional Liquid Reserves Fund, 0.26%(h)		17,128,513	17,128,513

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$34,243,166)			34,243,166

TOTAL INVESTMENTS (Identified cost—$2,239,724,400)	154.3%		2,382,344,803

LIABILITIES IN EXCESS OF OTHER ASSETS	(54.3)		(838,743,523)

NET ASSETS (Equivalent to $17.96 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,543,601,280

Glossary of Portfolio Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)	A portion of the security is segregated as collateral for interest rate swap transactions: $34,732,004 has been segregated as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.9% of net assets of the Fund.
(c)	A portion or all of the security is pledged in connection with the revolving credit agreement: $1,765,112,618 has been pledged as collateral.
(d)	A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $711,695,136.
(e)	Non-income producing security.
(f)	Illiquid security. Aggregate holdings equal 0.7% of net assets of the Fund.
(g)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund.

(h)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.        Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•        Level 1 — quoted prices in active markets for identical investments

•        Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial - Bank	$2,566,000	$—	$—	$2,566,000
Common Stock — Other Industries	1,821,506,448	1,821,506,448	—	—
Preferred Securities - $25 Par Value — Insurance — Multi — Line Foreign	29,081,688	18,160,024	10,921,664	—
Preferred Securities - $25 Par Value — Reinsurance — Foreign	14,556,150	10,996,150	3,560,000	—
Preferred Securities - $25 Par Value — Other Industries	181,562,355	181,562,355	—	—
Preferred Securities - Capital Securities — Bank - Foreign	43,872,592	—	34,385,217	9,487,375
Preferred Securities - Capital Securities — Food	5,300,628	—	—	5,300,628
Preferred Securities - Capital Securities — Other Industries	204,218,093	—	204,218,093	—
Corporate Bonds	45,437,683	—	45,437,683	—
Money Market Funds	34,243,166	—	34,243,166	—
Total Investments	$2,382,344,803	$2,032,224,977	$332,765,823	$17,354,003
Other Financial Instruments*	$(29,865,268)	$—	$(29,865,268)	$—

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$2,649,063
Accrued premiums/discounts	4,727
Realized loss	(37,825)
Change in unrealized appreciation	2,271,600
Net purchases (sales)	12,466,438
Balance as of September 30, 2010	$17,354,003

The change in unrealized appreciation attributable to securities owned on September 30, 2010 which were valued using significant unobservable inputs (Level 3) amounted to approximately $2,271,600.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock and preferred stocks has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuation of the Fund’s derivative instruments as of September 30, 2010:

Interest rate contracts	$(29,865,268)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$209,821,035
Gross unrealized depreciation	(67,200,632)
Net unrealized appreciation	$142,620,403
Cost for federal income tax purposes	$2,239,724,400

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010